Mineral Interests, Property and Equipment (Details) $ in Thousands, $ in Millions								12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Jun. 21, 2016	Dec. 31, 2013 CAD ($)	Dec. 31, 2002	Dec. 31, 2001 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2012 CAD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CAD ($)	Dec. 31, 2011 USD ($)
Mineral Interests Property and Equipment [Line Items]
Capitalized borrowing costs								$ 500		$ 6,900
Purchased of interest, percentage	100.00%	100.00%	100.00%		100.00%		100.00%
Percentage of option to acquire from related party							1.00%				2.00%	2.00%	2.00%	2.00%
Royalty payments							$ 4,500
Internal rate of return							10.00%
Revenue arising from the sale of gold and silver											$ 160,000	$ 200.0	$ 160,000	$ 200.0
Purchase amount	$ 127,500	$ 100.0
Conditional payment (in Dollars)			$ 5.0
Construction in progress								86,200
Interest expense									$ 186.5
Common shares value	$ 6,600
Purchase of mineral resource								5,000
Purchase of additional mineral resource								1,250
Net book value					$ 800
Percentage of net profits interest royalty					10.00%
Cash payment					$ 10,000
KSM [Member]
Mineral Interests Property and Equipment [Line Items]
Capitalized borrowing costs								32,900		19,400
Construction in progress								44,500		156,900
Interest expense								32,900		19,400
Depreciation expense								2,600		2,500
Property and equipment								$ 200		$ 128,000
East Mitchell Property [Member]
Mineral Interests Property and Equipment [Line Items]
Conditional payment (in Dollars)		$ 15.0
3 Aces [Member]
Mineral Interests Property and Equipment [Line Items]
Company purchased, description								In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.	In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.
Issuance of common shares (in Shares) | shares	300,000
Pretium Resources Inc. [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage	1.50%	1.50%
Conditional payment (in Dollars)		$ 20.0
Snowstorm Exploration LLC [Member]
Mineral Interests Property and Equipment [Line Items]
Conditional payment (in Dollars)			$ 2.5
Golden Predator Mining Corp. [Member]
Mineral Interests Property and Equipment [Line Items]
Purchase of mineral resource								$ 2,500
Courageous Lake [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage						100.00%
SnipGold Corp. [Member] | Iskut [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage				100.00%
SnipGold Corp. [Member] | Golden Predator Mining Corp. [Member]
Mineral Interests Property and Equipment [Line Items]
Purchase of additional mineral resource								$ 1,000